Item 1. Report to Shareholders

T. Rowe Price Limited-Term Bond Portfolio

Certified Financials

Financial Highlights
--------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
Certified Financials

(Unaudited)

                                  For a share outstanding throughout each period
--------------------------------------------------------------------------------
               6 Months       Year
                  Ended      Ended
                6/30/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   5.08   $   5.06   $   4.93   $   4.79   $   5.02   $   4.96

Investment
activities

  Net investment
  income (loss)    0.10       0.25       0.28       0.29       0.27       0.28

  Net realized
  and unrealized
  gain (loss)      0.09       0.02       0.13       0.14      (0.23)      0.07

  Total from
  investment
  activities       0.19       0.27       0.41       0.43       0.04       0.35

Distributions

  Net investment
  income          (0.10)     (0.25)     (0.28)     (0.29)     (0.27)     (0.28)

  Net realized
  gain             --         --         --         --         --        (0.01)

  Total
  Distributions   (0.10)     (0.25)     (0.28)     (0.29)     (0.27)     (0.29)


NET ASSET VALUE

End of period  $   5.17   $   5.08   $   5.06   $   4.93   $   4.79   $   5.02
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      3.87%      5.42%      8.47%      9.25%      0.84%      7.28%

Ratio of total
expenses to
average net
assets             0.70%!     0.70%      0.70%      0.70%      0.70%      0.70%

Ratio of net
investment income
(loss) to average
net assets         4.04%!     4.86%      5.54%      6.00%      5.54%      5.58%

Portfolio
turnover rate     129.0%!     62.4%      48.4%      58.4%      36.2%      50.9%

Net assets,
end of period
(in thousands)  $ 93,069   $ 86,375   $ 83,906   $ 68,844   $ 53,148   $ 46,235



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
--------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)

                                                        Par/Shares        Value
--------------------------------------------------------------------------------
                                                              In thousands

ASSET-BACKED SECURITIES 12.8%

BMW Vehicle Owner Trust

  Series 2003-A, Class A3

    1.94%, 2/25/07                         $           750      $           756

Capital Auto Receivables Asset Trust

  Series 2002-2, Class A4

    4.50%, 10/15/07                                    375                  395

  Series 2002-2, Class CERT

    4.18%, 10/15/07                                    284                  291

Chase Manhattan Auto Owner Trust

  Series 2001-B, Class CTFS

    3.75%, 5/15/08                                     196                  200

  Series 2003-A, Class A4

    2.06%, 12/15/09                                  1,000                  993

CIT RV Trust

  Series 1998-A, Class A4

    6.09%, 2/15/12                                     455                  465

Citibank Credit Card Issuance Trust

  Series 2000-A3, Class A3

    6.875%, 11/15/07                                   400                  468

Comed Transitional Funding Trust

  Series 1998-1, Class A5

    5.44%, 3/25/07                                     670                  697

CPL Transition Funding

  Series 2002-1, Class A1

    3.54%, 1/15/07                                     753                  766

Dayton Hudson Credit Card Master Trust

    Series 1998-1, Class A

    5.90%, 5/25/06                                     550                  551

Harley-Davidson Motorcycle Trust

  Series 2003-1, Class B

    2.39%, 11/15/10                                    311                  314

  Series 2001-1B, Class CTFS

    5.29%, 1/15/09                                     197                  203

Honda Auto Receivables Owner Trust

  Series 2002-1, Class A4

    4.22%, 4/16/07                                     800                  835

John Deere Owner Trust

  Series 2001-A, Class A4

    3.78%, 9/15/08                                     800                  824

MBNA Credit Card Master Trust

  Series 2001, Class AA

    5.75%, 10/15/08                                    725                  796

MBNA Credit Card Trust

  Series 1999-M, Class A

    6.60%, 4/16/07                         $         1,100      $         1,175

  Series 2000-A, Class C, 144A

    7.90%, 7/16/07                                     550                  591

Nissan Auto Receivables Owner Trust

  Series 2000-C, Class A3

    6.72%, 8/16/04                                      20                   20

Reliant Energy Transition Bond Trust

  Series 2001-1, Class A1

    3.84%, 9/15/07                                     831                  857

SSB Auto Loan Trust

  Series 2002-1, Class C

    4.13%, 2/15/09                                     282                  286

WFS Financial Owner Trust

  Series 2000-4, Class A-4

    7.41%, 9/20/07                                     399                  412

Total Asset-Backed Securities

(Cost $11,518)                                                           11,895


CORPORATE BONDS AND NOTES  47.5%

Banking and Finance  12.9%

ABN AMRO Bank (Chicago)

    7.25%, 5/31/05                                     410                  453

AIG Sunamerica Global

  Financing XII, 144A

    5.30%, 5/30/07                                     550                  605

Allstate Financial Global Funding

    144A, 5.25%, 2/1/07                                500                  548

AT&T Capital

    6.60%, 5/15/05                                     195                  209

Bank of America

    5.25%, 2/1/07                                      300                  329

Bank of New York

    2.20%, 5/12/06                                     500                  502

Bank One

    6.50%, 2/1/06                                      300                  333

CIT Group

    5.50%, 11/30/07                                    500                  542

    7.50%, 11/14/03                                    155                  158

Citigroup

    5.75%, 5/10/06                                     400                  441

First Union

    7.55%, 8/18/05                                     750                  840

General Electric Capital

    5.00%, 6/15/07                         $           500      $           544

Goldman Sachs Group, 144A

    6.75%, 2/15/06 !                                   500                  553

Household Finance

    5.75%, 1/30/07                                     400                  442

International Lease Finance

    5.50%, 6/7/04                                      500                  519

Keycorp

    6.75%, 3/15/06                                     275                  303

Lehman Brothers

    7.375%, 5/15/04                                    500                  526

Marsh & McLennan

    3.625%, 2/15/08                                    455                  472

Marshall & Ilsley Bank

    4.125%, 9/4/07                                     225                  238

Merrill Lynch

    7.00%, 3/15/06                                     275                  307

Midland Bank

    7.625%, 6/15/06                                    700                  808

Morgan Stanley Dean Witter

    6.10%, 4/15/06                                     300                  331

St. Paul Companies

    5.75%, 3/15/07                                     350                  380

Travelers Property Casualty

    3.75%, 3/15/08                                     265                  273

Union Planters

    6.25%, 11/1/03                                     200                  203

U.S. Bancorp

    3.125%, 3/15/08                                    400                  405

Washington Mutual

    5.625%, 1/15/07                                    675                  745

                                                                         12,009


Consumer Products and Services  9.9%

AOL Time Warner, 5.625%, 5/1/05                        350                  372

Brown-Forman

    2.125%, 3/15/06                                    360                  361

Clear Channel Communications

    7.875%, 6/15/05                                    500                  553

Coca-Cola Femsa

    8.95%, 11/1/06                                     400                  471

Comcast Cable

    8.375%, 5/1/07                                     350                  411

Cox Communications,

    6.875%, 6/15/05                                    500                  545

Dayton Hudson

    7.50%, 7/15/06                         $           250      $           287

Fred Meyer

    7.375%, 3/1/05                                     450                  487

General Mills

    3.875%, 11/30/07                                   500                  523

Gillette, 3.50%, 10/15/07                              600                  617

Grand Metropolitan Investment

    Zero Coupon, 1/6/04                                575                  572

Johnson & Johnson

    6.625%, 9/1/09                                     850                1,017

Lenfest Communications

    8.375%, 11/1/05                                    550                  620

McCormick, 6.40%, 2/1/06                               500                  546

Newell Rubbermaid

    2.00%, 5/1/05                                      150                  150

Ralcorp Holdings, 8.75%, 9/15/04                       500                  543

Viacom, 6.40%, 1/30/06                                 210                  233

Wal-Mart, 6.55%, 8/10/04                               825                  873

                                                                          9,181


Energy  1.0%

Coastal, 7.50%, 8/15/06                                190                  185

Conocophillips, 3.625%, 10/15/07                       500                  519

PDV America, 7.875%, 8/1/03                            220                  218

                                                                            922


Industrial  9.6%

Alcoa, 4.25%, 8/15/07                                  200                  212

American Honda Finance, 144A

    2.875%, 4/3/06                                     400                  406

Boeing Capital, 7.10%, 9/27/05                         500                  551

Caterpillar Financial Services

    6.875%, 8/1/04                                     550                  581

Daimler Chrysler North America

    6.90%, 9/1/04                                      550                  579

Dow Chemical, 7.00%, 8/15/05                           610                  670

Ford Motor Credit, 6.50%, 1/25/07                      250                  263

General Dynamics, 2.125%, 5/15/06                      345                  347

GMAC, 7.50%, 7/15/05                                   600                  643

Hutchison Whampoa Finance

    144A, 6.95%, 8/1/07                                500                  571

John Deere Capital, 3.90%, 1/15/08                     400                  415

Northrop Grumman

    8.625%, 10/15/04                                   600                  651

Parker Hannifin, 5.65%, 9/15/03                        550                  555

Praxair, 6.85%, 6/15/05                                500                  547

Sealed Air, 144A

    5.375%, 4/15/08                        $           300      $           313

Toyota Motor Credit

    5.625%, 11/13/03                                   550                  559

United Technologies

    6.625%, 11/15/04                                   550                  587

Weyerhaeuser, 5.50%, 3/15/05                           500                  529

                                                                          8,979


Media and Communications  3.5%

Bellsouth, 5.00%, 10/15/06                             800                  870

British Telecommunications, VR

    7.875%, 12/15/05                                   500                  569

SBC Communications

    5.75%, 5/2/06                                      300                  331

Telefonica Europe, 7.35%, 9/15/05                      250                  280

U.S. West Communications

    7.20%, 11/1/04                                     555                  567

Verizon Global Funding

    6.125%, 6/15/07                                    550                  619

                                                                          3,236


Transportation Services  1.6%

ERAC USA Finance, 144A

    6.625%, 2/15/05 !                                  600                  640

Norfolk Southern

    7.875%, 2/15/04                                    145                  150

Southwest Airlines

    8.75%, 10/15/03                                    200                  204

Union Pacific, 5.84%, 5/25/04                          500                  518

                                                                          1,512


Utilities  9.0%

Alabama Power

    5.49%, 11/1/05                                     750                  812

American Electric Power

    6.125%, 5/15/06                                    235                  256

Arizona Public Service

    5.875%, 2/15/04                                    250                  256

CE Electric UK Funding, 144A

    6.853%, 12/30/04                                   330                  342

Cinergy, 6.25%, 9/1/04                                 500                  525

Consumers Energy Group

    6.00%, 3/15/05                                     275                  292

Dominion Resources

    4.125%, 2/15/08                                    300                  313

DTE Energy, 6.00%, 6/1/04                              500                  518

Dynegy, 8.125%, 3/15/05                    $           200      $           194

Energy East, 5.75%, 11/15/06                           670                  730

Entergy Gulf States, 144A

    5.20%, 12/3/07                                     390                  405

FirstEnergy

    5.50%, 11/15/06                                    500                  536

Niagara Mohawk Power

    5.375%, 10/1/04                                    550                  568

Pinnacle West Capital

    6.40%, 4/1/06                                      500                  546

Potomac Electric Power

    3.75%, 2/15/06                                     500                  516

PSEG Power, 6.875%, 4/15/06                            330                  366

Public Service Electric & Gas

    6.25%, 1/1/07                                       75                   83

Sempra Energy

    VR, 6.925%, 7/1/04                                 450                  471

Texas-New Mexico Power, 144A

    6.125%, 6/1/08                                     350                  357

TXU Energy Company, 144A

    6.125%, 3/15/08                                    300                  322

                                                                          8,408

Total Corporate Bonds and Notes

    (Cost $41,715)                                                       44,247


NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  4.0%

Banc of America Commercial Mortgage

  Series 2003-1, Class A1, CMO

    VR, 3.878%, 7/1/03                                 398                  409

DLJ Commercial Mortgage

  Series 1999-CG2, Class A1B

    CMO, 7.30%, 6/10/32                                375                  450

GMAC Commercial Mortgage Securities

  Series 1998-C2, Class A1

    CMO, 6.15%, 5/15/35                                232                  248

JP Morgan Commercial

  Mortgage Financial

  Series 1999-C7, Class A2

    CMO, 6.507%, 10/15/35                              400                  461

Money Store Home Equity Trust

  Series 197-C, Class AF8

    6.575%, 1/15/39                                    488                  499

Morgan Stanley Dean Witter Capital

    CMO, 5.38%, 1/15/39                                575                  626

Prudential Securities Secured Financing

  Series 1999-NRF1, Class A1

    CMO, 6.074%,

    1/15/08                                $           473      $           502

Residential Accredit Loans

  Series 1997-QS12, Class A7

    CMO, 7.25%, 11/25/27                               140                  144

Summit Mortgage Trust, Series 2002

  Class A1, CMO, 144A

    6.34%, 6/28/16                                     341                  341


Total Non-U.S. Government
Mortgage-Backed Securities

    (Cost $3,571)                                                         3,680


U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  12.5%

U.S. Government Agency Obligations 9.8%

Federal Home Loan Mortgage

  CMO

    4.105%, 10/27/31                                   500                  515

    6.00%, 1/15/08                                     336                  345

    6.50%, 4/15/21 - 6/15/26                           966                  993

Federal National Mortgage Assn.

    5.00%, 1/1/09                                      453                  468

    5.50%, 4/1/18                                    2,416                2,510

    6.00%, 1/1/14                                      172                  181

    9.00%, 5/1/05                                       13                   13

  TBA, 5.00%, 1/1/18                                 3,650                3,771

  CMO, 9.00%, 1/25/08                                  293                  316

                                                                          9,112


U.S. Government Guaranteed Obligations 2.7%

Government National Mortgage Assn.

    6.00%, 7/15/16                                     538                  565

    6.50%, 5/15/09                                     517                  551

    7.00%, 9/15/12 - 4/15/13                         1,054                1,134

    8.00%, 5/15/07                                     184                  197

    10.00%, 11/15/09 - 4/15/19                          20                   22

                                                                          2,469


Total U.S. Government Mortgage-Backed
Securities (Cost $11,276)                                                11,581


U.S. GOVERNMENT OBLIGATIONS/AGENCIES 12.2%

U.S. Government Agency Obligations 4.5%

Federal Home Loan Mortgage

    4.875%, 3/15/07                        $           570      $           625

    5.75%, 7/15/03                                   1,000                1,002

Federal National Mortgage Assn.

    2.50%, 6/15/08                                   2,000                1,986

    5.75%, 6/15/05                                     500                  542

                                                                          4,155


U.S. Treasury Obligations 7.7%

U.S. Treasury Notes

    1.625%, 4/30/05 **                               3,000                3,020

    4.375%, 5/15/07                                  2,825                3,069

    5.75%, 11/15/05                                  1,000                1,101

                                                                          7,190


Total U.S. Government Obligations/Agencies

(Cost $11,077)                                                           11,345


OTHER  4.4%

Canada Government

    3.50%, 6/1/05 (CAD)                              1,900                1,414

    5.75%, 9/1/06 (CAD)                              2,810                2,220

Inter-American Development Bank

    6.375%, 10/22/07                                   375                  436

University of Miami

    6.90%, 4/1/04 (MBIA Insured)                        60                   63

Total Other (Cost $3,975)                                                 4,133


SHORT-TERM INVESTMENTS  10.4%

Money Market Funds  10.4%

T. Rowe Price Reserve
    Investment Fund, 1.16% #                     9,704,160                9,704

Total Short-Term Investments

(Cost $9,704)                                                             9,704

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------

Certified Financials
June 30, 2003 (Unaudited)



                                                                        Value
------------------------------------------------------------------------------
                                                                  In thousands


Total Investments in Securities

103.8% of Net Assets(Cost $92,836)                                 $    96,585

Forward Currency Exchange Contracts

In thousands

                                                             Unrealized
Counterparty     Settlemen   Receive        Deliver          Gain (Loss)
------------     ---------   ------------   -------------    --------------
Morgan Stanley   7/9/03      USD      521   CAD       700    $    5
Morgan Stanley   7/25/03     USD      816   CAD     1,100         6

Net unrealized
gain (loss) on
open forward
currency exchange
contracts                                                                   11


Futures Contracts

                                                   Contract  Unrealized
                                      Expiration   Value     Gain (Loss)
                                      ----------   --------  -----------
                                                       In thousands

Short, 20 Five
Year U.S. Treasury
contracts, $25,000
of U.S. Treasury
Notes pledged as
initial margin                        9/03         $ (2,303)  $       33

Net payments
(receipts) of
variation
margin to date                                                        38)
Variation margin
receivable (payable)
on open futures
contracts                                                                   (5)

Other Assets Less
Liabilities                                                             (3,522)

NET ASSETS                                                         $    93,069
                                                                    -----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $     (61)

Undistributed net realized gain (loss)                                      21

Net unrealized gain (loss)                                               3,792

Paid-in-capital applicable to 18,004,275 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      89,317

NET ASSETS                                                           $  93,069
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    5.17
                                                                     ----------

#    Seven-day yield
** All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2003
! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $1,193,000 and represents 1.3% of net assets
144A Security was purchased pursuant to Rule 144A under the Securities Act of
     1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $5,994,000 and represents 6.4% of net assets
CAD  Canadian dollar
CMO  Collateralized Mortgage Obligation
MBIA MBIA Insurance Corp.
TBA  To Be Announced security was purchased on a forward commitment basis
USD  US dollar
VR   Variable Rate


The accompanying notes are an integral part of these financial statements.

Statement of Operations
--------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        6/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Interest                                                           $    2,050

  Income distributions from mutual funds                                     50

  Total income                                                            2,100

Investment management and administrative expense                            310

Net investment income (loss)                                              1,790

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                527

  Foreign currency transactions                                             (64)

  Net realized gain (loss)                                                  463

Change in net unrealized gain (loss)

  Securities                                                              1,036

  Futures                                                                    33

  Other assets and liabilities
  denominated in foreign currencies                                          10

  Change in net unrealized gain (loss)                                    1,079

Net realized and unrealized gain (loss)                                   1,542

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $    3,332
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/03             12/31/02
--------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets

 Operations

   Net investment income (loss)            $         1,790      $         4,171

   Net realized gain (loss)                            463                 (222)

   Change in net unrealized gain (loss)              1,079                  682

   Increase (decrease) in net
   assets from operations                            3,332                4,631

 Distributions to shareholders

   Net investment income                            (1,842)              (4,196)

 Capital share transactions *

   Shares sold                                      22,265               27,721

   Distributions reinvested                          1,831                4,195

   Shares redeemed                                 (18,892)             (29,882)

   Increase (decrease) in
   net assets from capital
   share transactions                                5,204                2,034


 Net Assets

 Increase (decrease) during period                   6,694                2,469

 Beginning of period                                86,375               83,906

 End of period                             $        93,069      $        86,375
                                           ---------------      ---------------

*Share information

   Shares sold                                       4,335                5,504

   Distributions reinvested                            357                  833

   Shares redeemed                                  (3,677)              (5,941)

   Increase (decrease) in
   shares outstanding                                1,015                  396


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end manage-ment investment company, is one of the portfolios established by the corporation and commenced operations on May 13, 1994. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Develop-ments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the pre-vailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Forward Currency Exchange Contracts
     During the six months ended June 30, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

     Futures Contracts
     During the six months ended June 30, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $32,556,000 and $27,364,000, respectively, for the six months ended June 30, 2003. Purchases and sales of U.S. government securities aggregated $23,772,000 and $28,535,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $442,000 of unused capital loss carryforwards, of which $216,000 expire in 2008, and $226,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $92,836,000. Net unrealized gain aggregated $3,792,000 at period-end, of which $3,870,000 related to appreciated investments and $78,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $79,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $50,000.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003